SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Our interim financial statements are unaudited, and in our opinion, include all adjustments of a normal recurring nature necessary for the fair presentation of the periods presented. The results for the interim periods are not necessarily indicative of the results to be expected for any subsequent period or for the year ending December 31, 2024. These unaudited condensed consolidated financial statements and related notes should be read in conjunction with our unaudited financial statements for the year ended December 31, 2023.
Reclassification
As part of the reaudit of our consolidated financial statements for the years 2023 and 2022, we identified amounts of our convertible promissory notes presented within current liabilities on balance sheet as of December 31, 2023 that required adjustment to long-term liabilities to conform to our audited balance sheet presentation as of December 31, 2023.
Pursuant to the guidance of Staff Accounting Bulletin No. 99, Materiality, and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” we concluded that the error was not material to our previously issued consolidated financial statements for the year 2023. The adjustment did not have any effect on income from operations, net income or cash flows. This adjustment did not have an effect on our cash balances.
Liquidity and going concern
TMTG commenced operations on February 8, 2021, and began the initial launch of its social media platform in the first quarter of 2022. In October of 2021, TMTG entered into a definitive merger agreement with DWAC, a special purpose acquisition corporation and a Delaware corporation. The companies consummated the merger on March 25, 2024.
Company operations consumed $47,048.0 of cash from February 8, 2021 (inception) through March 31, 2024, primarily funded by $48,155.0 of proceeds (net of repayments) from the issuance of “Private TMTG” convertible promissory notes (the “Pre-Merger Notes”). The March 25, 2024 Closing triggered the automatic conversion of the “Pre-Merger Notes” to common stock immediately prior to such closing, thus eliminating the liability.
Concurrently, TMTG received $273,017.5 of net cash proceeds from the Business Combination, comprised of $233,017.5 of cash and $40,000.0 of restricted cash. Prior to Closing, on February 8, 2024, Digital World agreed to issue up to $50,000.0 of convertible promissory notes (the “Convertible Notes”) to certain institutional investors (the “Note Purchase Agreements”). Principal plus accrued interest on the “Convertible Notes” is due in March 2025, if the notes have not been converted to common stock. In accordance with the Note Purchase Agreements, Digital World received $10,000.0 of proceeds (from these notes) prior to Closing, and the Company received the remaining $40,000.0 immediately after Closing. The $40,000.0 of post-merger cash proceeds is held in a restricted account and will be released upon satisfaction of certain conditions, including the registration of the underlying shares. As a result, the Company had a total of $273,729.2 in cash (including restricted cash) and $50,157.8 of convertible promissory notes outstanding as of March 31, 2024. See the note below titled, “NOTE 9 – CONVERTIBLE PROMISSORY NOTES,” for a detailed description of the Company’s convertible notes.
The Company has experienced operating losses in preceding years and in the first quarter of 2024. On average, Company operations consumed approximately $12,577.3 of cash per year from its inception (February 8, 2021) through year-end 2023. In addition, for the three months ended March 31, 2024, and 2023, the Company had negative operating cash flows of $9,316.0 and $3,774.5, respectively. As of December 31, 2023, the Company had a negative working capital position, primarily due to the short-term nature of its “Pre-Merger Notes,” which converted to common stock immediately prior to the Closing. Based upon receipt of proceeds from the Business Combination detailed above, and the resulting positive working capital position (i.e., $274,101.1 of current assets less $64,004.8 of current liabilities, including $50,157.8 of convertible notes as of March 31, 2024), management believes there is not substantial doubt regarding the Company’s ability to continue as a going concern as of March 31, 2024, and the substantial doubt as of December 31, 2023, has been mitigated. The Company believes it has sufficient working capital to fund operations for at least the next twelve months from the date of issuance of these financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates and assumptions reflected in the unaudited condensed consolidated financial statements relate to and include, but are not limited to, the valuation of convertible promissory notes and derivative liabilities.
Principles of Consolidation
The unaudited condensed consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries and have been prepared in accordance with U.S. GAAP. All intercompany transactions have been eliminated. In October 2021, the Company acquired 100% of the ownership in T Media Tech LLC for a nominal value. The results of T Media Tech LLC since October 13, 2021 are included in the Company’s Condensed Consolidated Statement of Operations.
Cash and cash equivalents and restricted cash
Cash represents bank accounts and demand deposits held at financial institutions. Cash is held at major financial institutions with an original maturity of 90 days or less and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) limitations. No losses were incurred for those balances exceeding the limitations.
Restricted cash consist of a holdback from convertible notes which will be released upon satification of certain conditions, including the registration of the underlying shares.
Prepaid expenses and other current assets
Other current assets consist of prepaid rent, insurance and prepaid data costs.
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Useful lives for property and equipment are as follows:

Asset Type	Range
Furniture and computer equipment	2 - 5 years
Computer equipment	3 years
Expenditures which substantially increase value or extend useful lives are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains and losses are recorded on the disposition or retirement of property and equipment based on the net book value and any proceeds received.
Long-lived fixed assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Circumstances such as the discontinuation of a line of service, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses or an adverse change in legal factors or in TMTG climate, among others, may trigger an impairment review. If such indicators are present, TMTG performs undiscounted cash flow analyses to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows generated did not exceed the carrying value of the asset. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no triggering events identified that necessitated an impairment test over property and equipment. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 4 - Property and equipment for further detail.
Software Development Cost
We expense software development costs, including costs to develop software products or the software component products to be sold, leased, or marketed to external users, before technological feasibility is reached. Technological feasibility typically is reached shortly before the release of such products. As a result, development costs that meet the criteria for capitalization were not material for the periods presented.
Software development costs also includes costs to develop software to be used solely to meet internal needs and cloud-based applications used to deliver our services. We capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. Costs capitalized for developing such software applications were not material for the periods presented.
Revenue recognition
The Company records revenue in accordance with ASC 606. The Company determines the amount of revenue to be recognized through application of the following steps- Identification of the contract, or contracts with a customer; - Identification of the performance obligations in the contract; - Determination of the transaction price; - Allocation of the transaction price to the performance obligations in the contract; and - Recognition of revenue when or as the Company satisfies the performance obligations.
The Company entered into advertising contractual arrangements with advertising manager service companies. The advertising manager service companies provide advertising services through their Ad Manager Service Platform on the Truth Social website to customers. The Company determines the number of Ad Units available on its Truth Social website. The advertising manager service companies have sole discretion over the terms of the auction and all payments and actions associated therewith. Prices for the Ad Units are set by an auction operated and managed by these companies. The Company has the right to block specific advertisers at its sole reasonable discretion, consistent with applicable laws, rules, regulations, statutes, and ordinances. The Company is an agent in these arrangements, and recognizes revenue for its share in exchange for arranging for the specified advertising to be provided by the advertising manager service companies. The advertising revenues are recognized in the period when the advertising services are provided.
Unearned revenue
Unearned revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the services provided to our customers or annual licenses and is recognized as services are performed or ratably over the life of the license. We generally invoice customers in advance or in milestone-based installments. Unearned revenue of $695.9 was recognized as revenue for the three months ended March 31, 2024, which was included in the deferred revenue balance as of December 31, 2023. As of March 31, 2024, deferred revenue is expected to be recognized during the succeeding 12-month period and is therefore presented as current.
Cost of revenue
Cost of revenue primarily encompasses expenses associated with generating advertising revenue. These costs are determined by allocating staff direct and indirect costs proportionately, including depreciation, based on the time spent managing the agency relationships with external vendors. These costs are confined to activities related to coordinating with these third-party vendors as the third-party vendors are responsible to control and facilitate the delivery of advertising services.
Research and development
Research and development expenses consist primarily of personnel-related costs, including salaries, benefits and stock-based compensation, for our engineers and other employees engaged in the research and development of our products and services. In addition, research and development expenses include allocated facilities costs, and other supporting overhead costs.
Marketing and sales
Sales and marketing expenses consist primarily of personnel-related costs, including salaries, commissions, benefits and stock-based compensation for our employees engaged in sales, sales support, business development and media, marketing, and customer service functions. In addition, marketing and sales-related expenses also include advertising costs, market research, trade shows, branding, marketing, public relations costs, allocated facilities costs, and other supporting overhead costs. We expense marketing and sales cost in the period in which they are incurred. For the three months ended March 31, 2024 and 2023, marketing and sales expenses totaled $1,070.4 and $256.1, respectively.
Selling, general and administrative expenses
General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits, and stock-based compensation for our executive, finance, legal, information technology, corporate communications, human resources, and other administrative employees. In addition, general and administrative expenses include fees and costs for professional services (including third-party consulting, legal, and accounting services), facilities costs, and other supporting overhead costs that are not allocated to other departments.
Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Income tax amounts are therefore recognized for all situations where the likelihood of realization is greater than 50%. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in Income Tax Expense/(Benefit). See Note 7 - Income Taxes.
Derivatives
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company accounts for the warrants and earnout in accordance with the guidance contained in ASC 815-40. The Company has determined that the warrants qualify for equity treatment in the Company’s unaudited condensed consolidated financial statements.
Commitments and contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company has no liabilities for loss contingencies.
Recently issued accounting standards
In December 2023, the FASB issued Accounting Standards Update, or ASU, 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” or ASU 2023-09. ASU 2023-09 requires additional disaggregated disclosures on an entity’s effective tax rate reconciliation and additional details on income taxes paid. ASU 2023-09 is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2024 and early adoption is permitted. We do not expect the adoption of ASU 2023-09 to have a material impact on our consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” or ASU 2023-07. ASU 2023-07 enhances the disclosures required for reportable segments on an annual and interim basis. ASU 2023-07 is effective on a retrospective basis for annual periods beginning after December 15, 2023, for interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. We do not expect the adoption of ASU 2023-07 to have a material impact on our consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 also removes certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and clarify the scope and certain requirements under Subtopic 815-40. In addition, ASU 2020-06 improves the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contracts in an entity’s own equity. ASU 2020-06 is effective for public smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company has adopted ASU 2020-06 effective as of January 1, 2024. The adoption of ASU 2020-06 did not have a material effect on the Company’s consolidated financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
Basis of Presentation
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Reclassifications
Reclassifications of certain prior period amounts have been made to conform to the current period presentation.
Liquidity and going concern
TMTG commenced operations on February 8, 2021, and began the initial launch of its social media platform in the first quarter of 2022. The business used cash from operations of $37,732.0 from February 8, 2021 (inception) through December 31, 2023 funded by $40,460.0 of proceeds from the issuance of convertible promissory notes (net of repayments). In October of 2021, TMTG entered into a definitive merger agreement with DWAC, a special purpose acquisition corporation and a Delaware corporation. The companies consummated the merger on March 25, 2024. The March 25, 2024 Closing triggered the automatic conversion of the “Pre-Merger Notes” to common stock immediately prior to such closing, thus eliminating the liability. Concurrently, TMTG received $273,017.5 of net cash proceeds from the Business Combination, comprised of $233,017.5 of cash and $40,000.0 of restricted cash. The Company believes it has sufficient working capital to fund operations for at least the next twelve months from the date of issuance of these consolidated financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates and assumptions reflected in the consolidated financial statements relate to and include, but are not limited to, the valuation of convertible promissory notes and derivative liabilities.
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries and have been prepared in accordance with U.S. GAAP. All intercompany transactions have been eliminated. In October 2021, the Company acquired 100% of the ownership in T Media Tech LLC for a nominal value. The results of T Media Tech LLC since October 13, 2021 are included in the Company’s Consolidated Statement of Operations.
Cash and cash equivalents
Cash and cash equivalents represents bank accounts and demand deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) limitations. No losses have been incurred for those balances exceeding the limitations.
Prepaid expenses and other current assets
These assets consist of prepaid rent, insurance and prepaid data costs.
Property and Equipment, net
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Useful lives for property and equipment are as follows:

Asset Type	Range
Furniture and office equipment	2 - 5 years
Computer equipment	3 years
Expenditures which substantially increase the value or extend the useful lives are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains and losses are recorded on the disposition or retirement of property and equipment based on the net book value and any proceeds received.
Long-lived fixed assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Circumstances such as the discontinuation of a line of service, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses or an adverse change in legal factors or in TMTG climate, among others, may trigger an impairment review. If such indicators are present, TMTG performs an undiscounted cash flow analyses to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows generated did not exceed the carrying value of the asset. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no material triggering events identified that necessitated an impairment test over property and equipment. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 3 – Property and equipment for further detail.
Software Development Cost
We expense software development costs, including costs to develop software products or the software component products to be sold, leased, or marketed to external users, before technological feasibility is reached. Technological feasibility typically is reached shortly before the release of such products. As a result, development costs that meet the criteria for capitalization were not material for the periods presented.
Software development costs also includes costs to develop software to be used solely to meet internal needs and cloud-based applications used to deliver our services. We capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. Costs capitalized for developing such software applications were not material for the periods presented.
Revenue Recognition
The Company records revenue in accordance with ASC 606. The Company determines the amount of revenue to be recognized through application of the following steps- Identification of the contract, or contracts with a customer; - Identification of the performance obligations in the contract; - Determination of the transaction price; - Allocation of the transaction price to the performance obligations in the contract; and - Recognition of revenue when or as the Company satisfies the performance obligations.
The Company entered into advertising contractual arrangements with advertising manager service companies. The advertising manager service companies provide advertising services through their Ad Manager Service Platform on the Truth Social website to customers. The Company determines the number of Ad Units available on its Truth Social website. The advertising manager service companies have sole discretion over the terms of the auction and all payments and actions associated therewith. Prices for the Ad Units are set by an auction operated and managed by these companies. The Company has the right to block specific advertisers at its sole reasonable discretion, consistent with applicable laws, rules, regulations, statutes, and ordinances. Revenue is recognized in the period in which the performance obligations are satisfied, which is typically when advertisements are imprinted on our Truth Social website The Company is an agent in these arrangements, and recognizes revenue for its share of the transaction price in exchange for arranging for the specified advertising to be provided by the advertising manager service companies on a net basis. The advertising revenues are recognized in the period when the advertising services are provided.
Revenue is recognized net of applicable transactional-based taxes collected from customers.
One customer accounted for 88.5% and 77.0% of revenue for the year ended December 31, 2023 and 2022, respectively.
Unearned revenue
Unearned revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the services provided to our customers and is recognized as services are performed. We generally invoice customers in advance or in milestone-based installments.
The increase in the unearned revenue balance is primarily driven by payments received in advance of satisfying our performance obligation, offset by $386.9 of revenue recognized in 2023. None of the revenue recognized in 2023 was included in the unearned revenue balances as of December 31, 2022. Unearned revenue of $4,413.1 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are expected to be satisfied as of December 31, 2023. All remaining performance obligations are expected to be recognized during the succeeding 12-month period and is therefore presented as current. One customer accounted for 100.0% and 0.0% of unearned revenue for the years ended December 31, 2023 and December 31, 2022, respectively. The accounts receivable balance of this customer represented 0.0% and 45.0% of the accounts receivable balances for December 31, 2023 and December 31, 2022, respectively.
Cost of revenue
Cost of revenue primarily encompasses expenses associated with generating advertising revenue. These costs are determined by allocating staff direct and indirect costs proportionately, including depreciation, based on the time spent managing the agency relationships with external vendors. These costs are confined to activities related to coordinating with these third-party vendors as the third-party vendors are responsible to control and facilitate the delivery of advertising services.
Research and development
Research and development expenses consist primarily of personnel-related costs, including salaries, benefits and stock-based compensation, for our engineers and other employees engaged in the research and development of our products and services. In addition, research and development expenses include, allocated facilities costs, and other supporting overhead costs.
Marketing and sales
Sales and marketing expenses consist primarily of personnel-related costs, including salaries, commissions, benefits and stock-based compensation for our employees engaged in sales, sales support, business development and media, marketing, and customer service functions. In addition, marketing and sales-related expenses also include advertising costs, market research, trade shows, branding, marketing, public relations costs, allocated facilities costs, and other supporting overhead costs. We expense marketing and sales costs in the period in which they are incurred. For the years ended December 31, 2023 and 2022, marketing and sales expenses totaled $1,279.6 and $625.9, respectively.
Selling, general and administrative expenses
General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits, and stock-based compensation for our executive, finance, legal, information technology, corporate communications, human resources, and other administrative employees. In addition, general and administrative expenses include fees and costs for professional services (including third-party consulting, legal, and accounting services), facilities costs, and other supporting overhead costs that are not allocated to other departments.
Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income/loss in the period that includes the enactment date.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Income tax amounts are therefore recognized for all situations where the likelihood of realization is greater than 50%. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in Income Tax Expense. See Note 5 - Income Taxes.
Debt Issuance Costs
We capitalize issuance costs, underwriting fees and related expenses incurred in connection with the issuance of debt instruments and amortize such costs using the effective interest method over the terms of the respective instruments. Debt issuance costs are reflected as a direct reduction of the carrying amount of the related debt liability.
Derivatives
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Commitments and contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources and are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company has no liabilities for loss contingencies as of December 31, 2023 and 2022.
Recently issued accounting standards
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), which requires lessees to record most leases on their balance sheets but recognize the expenses on their statements of operations in a manner similar to current accounting rules. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The new standard was effective for interim and annual periods beginning after December 15, 2021 (i.e. calendar periods beginning on January 1, 2022) on a modified retrospective basis. All of the Company’s leases are operating leases. See Note 4, “Leases.” All leases other than those disclosed as Right-to-Use leases are short term in nature with a term less than 12 months.
In December 2023, the FASB issued Accounting Standards Update, or ASU, 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” or ASU 2023-09. ASU 2023-09 requires additional disaggregated disclosures on an entity’s effective tax rate reconciliation and additional details on income taxes paid. ASU 2023-09 is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2024 and early adoption is permitted. We do not expect the adoption of ASU 2023-09 to have a material impact on our consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” or ASU 2023-07. ASU 2023-07 enhances the disclosures required for reportable segments on an annual and interim basis. ASU 2023-07 is effective on a retrospective basis for annual periods beginning after December 15, 2023, for interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. We do not expect the adoption of ASU 2023-07 to have a material impact on our consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 also removes certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and clarify the scope and certain requirements under Subtopic 815-40. In addition, ASU 2020-06 improves the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contracts in an entity’s own equity. ASU 2020-06 is effective for public smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company has adopted ASU 2020-06 effective as of January 1, 2024. The adoption of ASU 2020-06 did not have a material effect on the Company’s consolidated financial statements.